Leases (Details) - Schedule of operating lease costs - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating lease costs [Abstract]
Operating lease cost	$ 233	$ 438	$ 865	$ 1,129	$ 1,411	$ 1,367
Short-term lease cost	29	382	50	1,147	1,611	71
Variable lease cost	36	81	58	235	334	788
Total operating lease costs	$ 298	$ 901	$ 973	$ 2,511	$ 3,356	$ 2,226